Property and equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Gross	$ 792,671	$ 250,120	$ 214,620	$ 89,948	$ 71,187
Less: Accumulated depreciation	(104,509)	(43,135)	(31,710)	(8,307)	(5,675)
Total	688,162	$ 206,985	182,910	81,641	65,512
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life		P3Y
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life		P10Y
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross	$ 768,923	$ 226,372	192,672	70,091	66,095
Research and Development Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	P3Y	P3Y
Research and Development Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	P10Y	P10Y
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	P5Y	P5Y
Gross	$ 16,783	$ 16,783	14,983	12,892	4,367
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross	$ 3,725	$ 3,725	3,725	3,725	725
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	P5Y	P5Y
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	P10Y	P10Y
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross	$ 3,240 [1]	$ 3,240 [2]	$ 3,240	$ 3,240

[1]	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.
[2]	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.